Contingencies - Summary of Contingencies (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Other provisions	$ 228	$ 185
Estimated financial effect of contingent liabilities	1,357	996
Civil [member]
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Estimated financial effect of contingent liabilities	114	118
Labor [member]
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Estimated financial effect of contingent liabilities	176	0
Tax [member]
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Estimated financial effect of contingent liabilities	1,067	878
Civil [member]
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Other provisions	48	6
Labor [member]
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Other provisions	10	95
Tax [member]
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Other provisions	$ 170	$ 84